Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 670	$ 965
Net amount recognized in the statement of financial position	670	965
Other offsetting agreements	(651)	(954)
Total net amount	19	11
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(5,886)	(6,804)
Net amount recognized in the statement of financial position	(5,886)	(6,804)
Other offsetting agreements	651	954
Total net amount	$ (5,235)	$ (5,851)